Investments (Tables)	12 Months Ended
Jun. 30, 2020
Investments [Abstract]
Schedule of changes in investments
Equity pickup		Effect from conversion		2020
Cresca	1,256		-		(150)	509	1,615
Agrofy	-		4,127		-	-	4,127
	1,256		4,127		(150)	509	5,742

	2018	Capital increase (reduction)	Equity pickup	Effect from conversion	2019
Cresca	86	49	1,102	19	1,256
	86	49	1,102	19	1,256

Schedule of reconciliation with the book value of the investment

	2020	2019
Assets	3,489	2,876
Current	3,447	2,865
Cash and cash equivalents	175	349
Accounts receivable, inventories and other receivables	3,272	2,516
Noncurrent	42	11
Other noncurrent	42	11

Liabilities	260	365
Current	260	365
Trade payables, taxes and loans	260	365
Total net assets	3,229	2,511
Company's interest – 50%	50%	50%
Company's interest in net assets at estimated fair value	1,615	1,256

	2020	2019
Revenue	-	3
Cost of products sold	-	(6)
Gross revenue (expenses)	-	(3)
Selling expenses	-	(43)
Administrative expenses	(28)	(235)
Other profit/expenses	-	(72)
Finance costs	(272)	(101)
Loss before tax	(300)	(454)
Income and social contribution taxes	-	2,658
Loss for the year	(300)	2,204
Company's interest – 50%	(150)	1,102
Equity method	(150)	1,102